2. Summary of Significant Accounting Policies: Loss Per Share Calculations (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	245,000	245,000
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	811,667	611,667